Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q3PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 18

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Senior Floating Rate Interests 0.1%
Residential REITs 0.1%
a ,b ,c
Centennial Gardens LP, CME Term Loan, B, 7.331%, (1-month SOFR + 1.55%),
1/01/38 , CME Term Loan, B , 7.331% , ( 1-month SOFR + 1.55% ), 1/01/38 ........ $ 1,000,000 $ 1,005,116
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,005,116
Municipal Bonds 98.1%
California 96.9%
Align Affordable Housing Bond Fund LP ,
d
Breezewood 2019 LP , Revenue , 144A, 2020-3 TR , A , 2.625% , 8/01/25 .......... 14,300,000 13,932,527
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,392,525
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 317,151
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,342,082
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 672,550
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 733,597
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 408,870
e
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,284,674
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,207,730
Revenue , 2021 B-2 , Mandatory Put , 4.09% , 8/01/31 ........................ 25,000,000 22,966,665
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,096,946
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,834,029
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 627,653
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,166,094
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,650,515
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,353,205
d
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,710,000 3,422,599
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/29 250,000 273,101
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 1,065,000 1,185,662
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,568,222
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/37 .................................................... 1,075,000 1,104,489
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,323,007
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/30 .................................................... 315,000 348,595
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/31 .................................................... 300,000 333,989
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/33 .................................................... 245,000 272,186
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/34 .................................................... 420,000 440,392
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/30 .. 425,000 470,326
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 .. 225,000 250,492
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/32 .. 250,000 278,039
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/33 .. 300,000 333,289
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/34 .. 365,000 382,722

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ $ 275,000 $ 305,007
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 602,997
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 645,792
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,381,392
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 850,000 1,028,780
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,071,810
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,296,647
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,048,915
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,833,056
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,569,831
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,088,315
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,080,306
Pomona College , Revenue , 2005 A , Zero Cpn., 7/01/30 ..................... 3,005,000 2,508,641
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 810,243
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 777,124
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,089,258
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,703,976
University of San Francisco , Revenue , 2018 A , 5% , 10/01/37 ................. 1,365,000 1,455,410
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/24 .. 230,000 230,180
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 550,403
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 640,655
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 264,970
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 470,270
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% ,
11/15/30 ....................................................... 3,000,000 3,096,269
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,672,317
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,110,810
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,601,208
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,438,015
El Camino Hospital , Revenue , 2017 , 5% , 2/01/28 .......................... 2,100,000 2,217,616
El Camino Hospital , Revenue , 2017 , 5% , 2/01/29 .......................... 2,460,000 2,598,934
El Camino Hospital , Revenue , 2017 , 5% , 2/01/30 .......................... 1,250,000 1,321,855
El Camino Hospital , Revenue , 2017 , 5% , 2/01/31 .......................... 1,200,000 1,269,708
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 8,239,802
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,015,051
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 5,117,431 5,064,687
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,209,520 7,953,356
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,392,349
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,999,591
California Municipal Finance Authority ,
d,e
Revenue , 144A, 2009 A , Mandatory Put , 1.3% , 2/03/25 ..................... 1,800,000 1,758,960
Revenue , 2022 A-1 , 4.25% , 12/01/37 ................................... 5,800,000 5,254,888
Revenue , 2022 A-2 , 6.25% , 12/01/32 ................................... 3,105,000 2,773,191
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 561,592
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 597,688

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/29 ............... $ 1,350,000 $ 1,419,509
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/30 ............... 1,165,000 1,224,739
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/33 ............... 1,070,000 1,121,390
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/35 ............... 1,000,000 1,044,102
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,084,088
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 122,193
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 121,919
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 156,950
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 161,407
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 185,378
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 168,090
Caritas Corp. (The) , Revenue , 2021 B , Refunding , 3% , 8/15/31 ............... 105,000 99,034
Caritas Corp. (The) , Revenue , 2021 B , Refunding , 4% , 8/15/41 ............... 590,000 550,104
Caritas Corp. (The) , Revenue , 2021 B , Refunding , 4% , 8/15/56 ............... 540,000 452,504
d
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,648,175
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,941,336
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/32 ........................ 1,000,000 1,081,209
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/35 ........................ 1,430,000 1,537,415
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,348,044
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,586,132
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/26 ............................................ 2,010,000 2,035,710
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/28 ............................................ 1,500,000 1,519,186
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/25 ............................................ 2,000,000 2,012,501
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,044,416
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,514,677
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,864,889
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,426,317
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,725,830
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,193,402
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,376,991
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,064,768
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/26 .................... 250,000 249,909
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/27 .................... 350,000 352,217
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 250,000 252,965
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 350,000 355,914
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 408,674
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 358,280
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 255,226
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 300,000 305,637
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 300,000 305,487
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 400,000 406,520
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 213,179
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,476
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 118,432

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... $ 240,000 $ 248,660
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 122,996
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 260,040
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 273,992
Congregational Homes, Inc. Obligated Group , Revenue , 2022 B-1 , 2.75% , 11/15/27 525,000 524,632
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,108,564
d
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,428,070
d
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 859,297
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/30 ....................................................... 885,000 914,399
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/24 ... 1,000,000 1,002,412
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,745,874
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 6/30/25 1,250,000 1,260,141
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,007,294
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,512,936
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,580,837
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,930,185
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,597,138
d
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,045,207
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,007,178
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 907,220
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,315,083
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/28 .... 1,400,000 1,416,087
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,016,834
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/30 .... 1,350,000 1,365,522
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,271,772
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,643,244
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,377,799
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/27 ....................................................... 100,000 106,330
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/28 ....................................................... 250,000 271,003
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/29 ....................................................... 250,000 276,192
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/30 ....................................................... 210,000 235,956
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/31 ....................................................... 435,000 495,941
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,386,348
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,679,229
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,400,700
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,798,366
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,946,914
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , 5.25% , 12/01/27 .................................... 3,030,000 3,033,275
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,929,077
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,160,536
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,056,420
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,056,192
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,066,590

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. $ 1,440,000 $ 1,517,875
d
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 4,350,000 4,585,763
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/26 ....... 2,680,000 2,783,077
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/27 ....... 4,170,000 4,391,650
e
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 675,572
d
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 667,500
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,709,347
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 515,000 510,081
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,527,276
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 304,912
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 328,793
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 750,000 785,036
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,567,549
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/24 100,000 100,079
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/25 105,000 105,752
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/26 110,000 112,174
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/28 100,000 104,669
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/29 100,000 105,888
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/30 100,000 106,946
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 313,474
California State Public Works Board ,
Revenue , 2021 A , Refunding , 5% , 2/01/31 ............................... 2,175,000 2,503,936
State of California Department of Corrections & Rehabilitation , Revenue , 2014 A , 5% ,
9/01/26 ........................................................ 10,000,000 10,061,566
State of California Department of Corrections & Rehabilitation , Revenue , 2014 D ,
5% , 9/01/26 .................................................... 6,835,000 6,877,081
California State University ,
Revenue , 2016 A , Refunding , 5% , 11/01/29 .............................. 16,000,000 16,768,693
Revenue , 2016 A , Refunding , 5% , 11/01/30 .............................. 5,000,000 5,240,032
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 460,000 481,243
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 218,118
Aldersly Obligated Group , Revenue , 2015 A , ETM, 4.5% , 5/15/25 .............. 420,000 422,314
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 516,219
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 525,701
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 683,173
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/32 .................................................... 1,470,000 1,611,636
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/33 .................................................... 1,520,000 1,666,025
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/34 .................................................... 1,565,000 1,715,354
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,455,506
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2014 , Pre-Refunded ,
AGMC Insured , 5% , 10/01/26 ....................................... 1,000,000 1,007,144

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2014 , Pre-Refunded ,
AGMC Insured , 5% , 10/01/28 ....................................... $ 1,250,000 $ 1,258,930
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,329,981
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,083,325
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,373,324
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 751,603
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 792,773
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,715,503
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,144,530
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,052,689
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,252,535
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 392,231
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,075,632
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,196,052
d
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 908,111
d
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 1,180,000 1,220,145
d
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,094,850
d
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 650,000 672,198
d
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 913,301
d
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,038,041
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,441,408
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 .......
1,200,000 1,200,941
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,005,168
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 815,203
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 255,090
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 555,113
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 387,877
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,015,767
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 363,907
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,265,731
City of Long Beach ,
Harbor , Revenue , 2019 A , 5% , 5/15/38 .................................. 2,000,000 2,205,134
Marina System , Revenue , 2015 , 5% , 5/15/27 ............................. 1,285,000 1,297,582
Marina System , Revenue , 2015 , 5% , 5/15/32 ............................. 1,250,000 1,264,050
City of Los Angeles ,
Revenue , 2018 C , 5% , 5/15/35 ........................................ 5,800,000 6,090,214
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,943,573
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,523,901
Department of Airports , Revenue , 2018 D , Refunding , 5% , 5/15/31 ............. 2,900,000 3,125,847
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,864,527
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,649,377

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... $ 5,715,000 $ 6,066,965
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,754,700
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/32 ............. 3,205,000 3,644,249
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/33 ............. 3,000,000 3,406,928
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,388,824
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 8,243,530
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 6,043,683
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,774,127
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,528,210
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 11,390,111
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,223,870
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 650,981
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 248,045
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 331,406
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 758,893
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 181,996
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 184,380
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 182,978
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/24 . 125,000 125,281
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/25 . 150,000 151,784
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 224,236
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 256,042
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 256,466
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 283,363
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 232,567
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 269,379
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 290,108
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 233,636
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 625,000 633,674
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 725,000 773,416
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 373,746
City of Palm Desert ,
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/26 ............................................ 570,000 568,488
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/31 ............................................ 800,000 803,329
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/37 ............................................ 1,200,000 1,165,831
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 902,976
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,165,552
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,664,320
City of Porterville ,
Water , COP , 2021 , AGMC Insured , 4% , 8/15/35 ........................... 230,000 243,561
Water , COP , 2021 , AGMC Insured , 4% , 8/15/36 ........................... 200,000 210,251
Water , COP , 2021 , AGMC Insured , 4% , 8/15/37 ........................... 175,000 182,623

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... $ 250,000 $ 261,225
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38
1,445,000 1,535,656
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/28 ......................... 3,870,000 3,981,060
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/29 ......................... 4,670,000 4,804,126
Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ......................... 7,295,000 8,065,684
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 625,417
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,243,560
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,586,192
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,067,838
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,836,519
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,608,039
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,160,972
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,409,788
City of Vernon ,
Electric System , Revenue , 2021 A , 5% , 4/01/26 ........................... 1,265,000 1,287,229
Electric System , Revenue , 2021 A , 5% , 10/01/26 .......................... 1,670,000 1,710,090
Electric System , Revenue , 2021 A , 5% , 4/01/28 ........................... 2,000,000 2,089,161
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/24 .................. 700,000 701,307
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/25 .................. 500,000 504,861
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/26 .................. 605,000 618,140
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/30 .................. 1,105,000 1,189,128
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,579,019
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,400,000 2,068,552
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/37 4,090,000 4,564,832
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/42 3,115,000 3,402,393
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,431,719
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,777,217
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 530,570
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,033,635
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,042,553
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,078,620
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 173,733
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 366,691
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 109,850
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 50,414
d
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 10,000,000 8,090,202
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,625,834

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CSCDA Community Improvement Authority, (continued)
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... $ 11,700,000 $ 12,055,944
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,930,559
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,127,164
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,413,280
East Bay Municipal Utility District ,
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/25 ............... 2,845,000 2,911,816
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/26 ............... 3,650,000 3,827,261
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/27 ............... 1,500,000 1,613,492
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/29 ............... 1,000,000 1,130,846
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/29 ................... 5,000,000 5,119,054
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,118,141
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........
2,500,000 2,600,990
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,164,517
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,441,849 19,120,705
Foothill-De Anza Community College District , GO , 2015 , Refunding , 5% , 8/01/28 ....
2,500,000 2,575,067
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.7% , 1/15/25 .............................. 2,500,000 2,539,720
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,920,974
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,871,598
Revenue , 2013 A , Refunding , AGMC Insured , 5.3% , 1/15/29 ................. 19,895,000 22,017,922
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/27 ..................... 350,000 361,679
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/28 ..................... 320,000 335,796
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/29 ..................... 360,000 383,174
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/30 ..................... 400,000 432,126
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/31 ..................... 470,000 513,387
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/32 ..................... 300,000 309,578
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/33 ..................... 445,000 459,070
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,845,238
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/33 ................... 1,000,000 1,121,062
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,231,930
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,284,307
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,117,454
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,180,160
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 880,000 894,290
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,575,000 1,617,507
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/27 ...................................... 1,735,000 1,750,007
Special Tax , 2020 A , 4% , 9/01/28 ...................................... 1,130,000 1,143,900
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,078,215
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,983,768
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 808,713
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,129,665
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,469,752
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,641,972
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,689,296
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,795,415
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 201,324
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/30 ........ 210,000 229,614
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/31 ........ 175,000 191,137
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/32 ........ 185,000 201,998

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/33 ........ $ 195,000 $ 212,850
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/34 ........ 225,000 245,328
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 286,688
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 281,615
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 268,054
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 308,519
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 340,319
Jurupa Public Financing Authority ,
Special Tax , 2014 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,006,989
Special Tax , 2014 A , Refunding , 5% , 9/01/28 ............................. 1,275,000 1,283,963
Special Tax , 2014 A , Refunding , 5% , 9/01/29 ............................. 530,000 533,638
Special Tax , 2015 A , Refunding , 5% , 9/01/26 ............................. 1,855,000 1,902,587
Special Tax , 2015 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,027,963
Special Tax , 2015 A , Refunding , 5% , 9/01/28 ............................. 1,025,000 1,055,914
Special Tax , 2015 A , Refunding , 5% , 9/01/29 ............................. 1,155,000 1,192,082
Special Tax , 2015 A , Refunding , 5% , 9/01/30 ............................. 1,510,000 1,560,168
Special Tax , 2015 A , Refunding , 5% , 9/01/31 ............................. 1,190,000 1,229,323
Special Tax , 2015 A , Refunding , 5% , 9/01/32 ............................. 2,505,000 2,587,902
Special Tax , 2015 A , Refunding , 5% , 9/01/33 ............................. 2,635,000 2,731,810
Special Tax , 2020 A , Refunding , BAM Insured , 4% , 9/01/32 .................. 700,000 735,398
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ...................
14,675,000 16,013,582
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,059,317
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 686,582
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,650,493
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien , 2013 B , 5% , 9/01/27 ............................ 1,375,000 1,376,151
Special Tax, Junior Lien , 2013 B , 5.25% , 9/01/29 .......................... 800,000 800,910
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2014 A , Refunding , 5% , 7/01/27 ....................... 5,630,000 5,650,103
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,960,546
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,610,793
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,199,983
Los Angeles Department of Water ,
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/40 ................... 7,000,000 7,798,043
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/41 ................... 3,535,000 3,914,107
Los Angeles Department of Water & Power ,
Power System , Revenue , 2014 C , Refunding , 5% , 7/01/27 ................... 10,000,000 10,030,450
Power System , Revenue , 2016 B , 5% , 7/01/30 ............................ 3,000,000 3,113,643
Power System , Revenue , 2016 B , 5% , 7/01/31 ............................ 6,700,000 6,953,662
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 24,829,881
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,195,231
Water System , Revenue , 2014 A , 5% , 7/01/31 ............................ 4,690,000 4,702,531
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,793,264
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,738,281
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,887,445
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,628,916
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/29 ................................... 5,000,000 5,126,419
GO , 2016 B , Refunding , 5% , 7/01/30 ................................... 30,000,000 31,381,803
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,242,544

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
$ 3,435,000 $ 3,457,119
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 500,000 500,416
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 749,483
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 448,267
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 807,516
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,173,014
Menifee Union School District Public Financing Authority ,
Special Tax , 2016 A , Refunding , 5% , 9/01/25 ............................. 1,200,000 1,224,670
Special Tax , 2017 A , 5% , 9/01/25 ...................................... 1,405,000 1,433,885
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,306,649
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,625,687
Metropolitan Water District of Southern California ,
Revenue , 2014 E , Refunding , 5% , 7/01/24 ............................... 10,000 10,038
Revenue , 2020 C , Refunding , 5% , 7/01/38 ............................... 12,500,000 14,162,833
Moreno Valley Unified School District ,
GO , 2007 , Refunding , NATL Insured , Zero Cpn., 8/01/24 .................... 7,500,000 7,409,503
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 120,372
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 130,356
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 140,332
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 159,505
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,739,388
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,428,124
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,410,243
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
2,130,000 2,449,683
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,576,382
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,678,512
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,772,086
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,578,419
Port of Oakland , Revenue , 2017 D , Refunding , 5% , 11/01/28 ...................
2,250,000 2,373,812
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 5% ,
9/01/32 ........................................................ 100,000 112,266
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/34 ........................................................ 500,000 524,195
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/36 ........................................................ 715,000 743,927
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/40 ........................................................ 965,000 982,736
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,442,480
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,340,561
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,688,459
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 10,104,994
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,316,005

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. $ 375,000 $ 344,498
d
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,977,150
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,080,868
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,013,483
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,987,296
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,161,832
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,345,772
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,533,886
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,734,284
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 267,089
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 459,252
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,174,661
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 422,162
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,213,607
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,003,595
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,992,439
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,167,412
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,387,104
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 7,112,588
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,298,090
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,480,300
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,812,865
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,503,943
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,657,833
San Francisco Bay Area Rapid Transit District ,
GO , 2013 C , 5% , 8/01/27 ............................................ 2,640,000 2,654,683
GO , 2013 C , 5% , 8/01/28 ............................................ 3,500,000 3,519,440
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 2,250,000 2,392,685
Sales Tax , Revenue , 2015 A , Refunding , 5% , 7/01/28 ....................... 2,510,000 2,566,910
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,271,483
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,144,130
Revenue, Second Series , 2019 E , 5% , 5/01/37 ............................ 1,000,000 1,061,378
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/35 ................ 1,000,000 1,068,470
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/36 ................ 1,000,000 1,065,216
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,181,887
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax , Revenue , 2011 , Refunding , AGMC Insured , 5% , 6/01/24 ............ 3,680,000 3,683,041
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,084,266
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,113,901

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. $ 350,000 $ 367,130
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,255,199
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,827,445
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ......................
2,765,000 2,895,477
San Mateo County Community College District , GO , 2005 A , NATL Insured , Zero Cpn.,
9/01/30 ......................................................... 5,000,000 4,127,196
San Mateo County Transit District ,
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/28 ....................... 3,000,000 3,074,384
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/29 ....................... 4,300,000 4,409,361
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... 1,100,000 1,134,077
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,030,870
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,081,251
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,599,175
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/24 ................................. 240,000 239,656
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,470
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 698,778
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 561,833
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. 1,000,000 1,048,828
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,262,079
State of California ,
GO , Refunding , 5% , 4/01/29 ......................................... 3,190,000 3,534,158
GO , Refunding , 5% , 9/01/29 ......................................... 1,000,000 1,052,398
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,608,580
GO , 5% , 4/01/30 .................................................. 3,725,000 4,135,504
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,800,989
GO , 5.75% , 10/01/31 ............................................... 25,000,000 26,731,485
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,451,464
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,788,206
State of California Department of Water Resources ,
Revenue , AS , ETM, 5% , 12/01/24 ..................................... 35,000 35,384
Revenue , AS , Pre-Refunded , 5% , 12/01/25 .............................. 5,000 5,055
Revenue , AS , Pre-Refunded , 5% , 12/01/26 .............................. 45,000 45,494
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,314,362
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,736,818
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,607,456
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 639,588
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,439,173
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/30 ........................... 500,000 537,974
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 533,536

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority, (continued)
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... $ 1,735,000 $ 1,843,989
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,114,485
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/30 .................................................... 1,000,000 1,025,618
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/32 .................................................... 1,565,000 1,604,454
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,038,470
Revenue , 2024 BS , Refunding , 5% , 5/15/44 .............................. 2,000,000 2,282,155
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 573,605
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 636,015
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,011,787
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 5% , 7/01/24 ............................... 200,000 200,157
Revenue , 2020 A , Refunding , 5% , 7/01/25 ............................... 215,000 217,139
Revenue , 2020 A , Refunding , 5% , 7/01/27 ............................... 400,000 414,549
Revenue , 2020 A , Refunding , 5% , 7/01/28 ............................... 400,000 419,634
Revenue , 2020 A , Refunding , 5% , 7/01/29 ............................... 350,000 371,294
Revenue , 2020 A , Refunding , 5% , 7/01/30 ............................... 325,000 349,073
Revenue , 2020 A , Refunding , 5% , 7/01/31 ............................... 350,000 373,885
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 717,156
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 277,324
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 748,730
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 299,585
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,158,003
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 581,370
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 580,863
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 409,935
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 382,266
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 329,686
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 277,695
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 2,058,511
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,739,953
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,926,740
1,329,687,989
Florida 0.7%
d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 12,000,000 9,305,191
U.S. Territories 0.5%
Puerto Rico 0.5%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
1,807,301 1,814,194
Puerto Rico Electric Power Authority ,
f
Revenue , WW , 5.375% , 7/01/23 ....................................... 5,000,000 1,312,500
a,g
Restructured Power , Revenue , B-1 , 6% , 7/01/41 .......................... 562,159 562,159

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
a,g
Restructured Power , Revenue , B-2 , 7.125% , 7/01/59 ....................... $ 2,730,152 $ 2,730,152
6,419,005
Total U.S. Territories .................................................................... 6,419,005
Total Municipal Bonds (Cost $ 1,349,309,535 ) ...................................
1,345,412,185
Shares
Escrows and Litigation Trusts 0.0%
†
a ,h
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,200
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
203,200
Total Long Term Investments (Cost $ 1,350,309,535 ) .............................
1,346,620,501
a
a a a a
Short Term Investments 1.1%
Principal
Amount
Municipal Bonds 1.1%
California 1.1%
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 4.2% ,
9/01/38 ......................................................... 3,000,000 3,000,000
i
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 4.2% , 8/15/47 ................................................. 2,500,000 2,500,000
i
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 4.2% , 7/01/46 ................................. 1,700,000 1,700,000
i
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 4.35% , 7/01/35 ...... 1,800,000 1,800,000
i
State of California ,
GO , 2004 A-2 , LOC State Street Bank & Trust Co. , Daily VRDN and Put , 4.1% ,
5/01/34 ........................................................ 1,300,000 1,300,000
GO , 2004 A-3 , LOC State Street Bank & Trust Co. , Daily VRDN and Put , 4.25% ,
5/01/34 ........................................................ 3,200,000 3,200,000
i
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 4.5% , 5/15/48 ................... 400,000 400,000
Revenue , 2023 BP-1 , Refunding , Daily VRDN and Put , 4.25% , 5/15/48 ......... 1,300,000 1,300,000
15,200,000
Total Municipal Bonds (Cost $ 15,200,000 ) ......................................
15,200,000
Total Short Term Investments (Cost $ 15,200,000 ) ................................
15,200,000
a
Total Investments (Cost $ 1,365,509,535 ) 99.3% ..................................
$1,361,820,501
Other Assets, less Liabilities 0.7% .............................................
10,058,089
Net Assets 100.0% ...........................................................
$1,371,878,590

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 20 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
See Note 3 regarding restricted securities.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $114,174,320, representing 8.3% of net assets.
e
The maturity date shown represents the mandatory put date.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Security purchased on a when-issued basis.
h
Non-income producing.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC  market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Restricted Securities
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California Intermediate Term Tax Free Income Fund
1,000,000
Centennial Gardens LP, CME Term Loan, B, 7.331%,
(1-month SOFR + 1.55%), 1/01/38 ............. 10/25/23 $ 1,000,000 $ 1,005,116
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $1,000,000 $1,005,116
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 1,005,116 $ 1,005,116
Municipal Bonds :
California ............................. — 1,329,687,989 — 1,329,687,989
Florida ............................... — 9,305,191 — 9,305,191
U.S. Territories ..........................
Puerto Rico ........................... — 3,126,694 3,292,311 6,419,005
Escrows and Litigation Trusts ............... — — 203,200 203,200
Short Term Investments ................... — 15,200,000 — 15,200,000
Total Investments in Securities ........... $— $1,357,319,874 $4,500,627 $1,361,820,501

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.